LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets
	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2021	2022
	in USD thousands				in USD thousands				in USD thousands
Composition in 2022
Property	1,552	545	-	2,097	405	177	-	582	1,147	1,515
Motor vehicles	579	177	420	336	395	88	404	79	184	257
	2,131	722	420	2,433	800	265	404	661	1,331	1,772

Schedule of Lease Liabilities
	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
	in USD thousands
Composition in 2022
Property	1,708	545	-	223	(202)	(354)	1,920
Motor vehicles	186	177	16	25	(22)	(114)	236
	1,894	722	16	248	(224)	(468)	2,156

Schedule of Minimum Future Rental Payments
Year	Property	Motor vehicles	Total
	in USD thousands
2023	569	122	691
2024	584	89	673
2025	301	31	332
2026	301	-	301
2027-2030	1,105	-	1,105
	2,860	242	3,102